CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (USD $)	Dec. 31, 2013	Dec. 31, 2012
ASSETS:
Cash and cash equivalents	$ 62,321,409	$ 117,403,824
Equity in commodity futures trading accounts:
Cash (restricted cash $10,605,212 and $17,940,020)	26,472,676	58,538,589
Net unrealized profit / market value on open contracts / options (See note 3)	738,429	1,341,535
Investments in Non-Consolidated LLCs (cost $55,413,490 and $108,415,115) (See note 3)	49,264,514	99,262,759
Due from Non-Consolidated LLCs	3,621,272	6,049,277
Accrued interest and other assets	2,577	15,083
TOTAL ASSETS	142,420,877	282,611,067
LIABILITIES:
Net unrealized loss / market value on open contracts / options (See note 3)	233,777	3,026,653
Redemptions payable	8,513,455	14,623,211
Profit Shares payable	407,778	833,392
Professional fees payable	521,394	762,458
Distribution fees payable	348,490	688,763
Sponsor fees payable	147,533	290,296
Trading Advisors' management fees payable	144,680	347,141
Administrator fees payable	135,849	228,421
Other fees payable	286,598	147,764
Total liabilities	10,739,554	20,948,099
PARTNERS' CAPITAL:
General Partner (3,355,287 and 3,355,287 Units)	3,354,997	3,636,703
Limited Partners (130,976,898 and 250,849,166 Units)	128,326,326	258,026,265
Total partners' capital	131,681,323	261,662,968
TOTAL LIABILITIES AND PARTNERS' CAPITAL	$ 142,420,877	$ 282,611,067